Janus Investment Fund

INTECH U.S. Managed Volatility Fund
(formerly named INTECH U.S. Value Fund)

INTECH U.S. Managed Volatility Fund II
(formerly named INTECH U.S. Growth Fund)

Supplement dated April 24, 2015
to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization that provided for the merger of INTECH U.S. Managed Volatility Fund II with and into INTECH U.S. Managed Volatility Fund (the “Merger”), effective at the close of business on April 24, 2015.

At the time of the Merger, INTECH U.S. Managed Volatility Fund and INTECH U.S. Managed Volatility Fund II had identical investment objectives, strategies, and risks. The Merger was tax-free for federal income tax purposes; therefore, shareholders should not realize a tax gain or loss upon receipt of shares issued in connection with the Merger. The Merger, however, did accelerate income and capital gains distributions for shareholders of both INTECH U.S. Managed Volatility Fund II and INTECH U.S. Managed Volatility Fund, which may be taxable, that otherwise would have been distributed later in the year. Such distributions were paid to shareholders of record as of April 21, 2015.

Upon completion of the Merger, INTECH U.S. Managed Volatility Fund II was liquidated and terminated.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Managed Volatility Fund
(formerly named INTECH U.S. Value Fund)

INTECH U.S. Managed Volatility Fund II
(formerly named INTECH U.S. Growth Fund)

Supplement dated April 24, 2015
to Currently Effective Statement of Additional Information

The Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization that provided for the merger of INTECH U.S. Managed Volatility Fund II with and into INTECH U.S. Managed Volatility Fund (the “Merger”), effective at the close of business on April 24, 2015.

Upon completion of the Merger, INTECH U.S. Managed Volatility Fund II was liquidated and terminated, and is no longer available for purchase. References to INTECH U.S. Managed Volatility Fund II in the Statement of Additional Information are hereby deleted.

Please retain this Supplement with your records.